UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:    Icahn Management LP
Address: 100 South Bedford Rd.
         Mt. Kisco, NY 10549

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner      New York, New York                 02/14/05
Edward E. Mattner          [City, State]                      [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:              8

Form 13F Information Table Value Total:              $284,931
                                                              (thousands)


List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. From 13F File Number Name

                           Form 13F Information Table
                 Name of Reporting Manager: Icahn Management LP



COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4    COL\UMN 5             COLUMN 6  COLUMN 7          COLUMN 8
                                                                                                            Voting Authority
                                                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT OTHER
NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGER      SOLE      SHARED      NONE

Aon Corp.                Common      037389103    10,727    449,600    SH           Sole       n/a       449,600

Blockbuster Inc.    Class A Common   093679108    50,707   5,315,280   SH           Sole       n/a     5,315,280

Blockbuster Inc.    Class B Common   093679207     26,129  2,969,280   SH           Sole       n/a     2,969,280

Hollywood Entertainment  Common      436141105     62,258  4,756,160   SH           Sole       n/a     4,756,160

Telik Inc.               Common      87959M109      1,531     80,000   SH           Sole       n/a        80,000

Temple Inland Inc.       Common      879868107      1,307     19,100   SH           Sole       n/a        19,100

Time Warner Inc.         Common      887317105     98,230  5,053,000   SH           Sole       n/a     5,053,000

Unumprovident Corp.      Common      91529Y106     34,040  1,897,440   SH           Sole       n/a     1,897,440

                                    Total:284,931
